PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	September 30, 2014	September 30, 2013
Office equipment	$142,956	$117,670
Vehicles	303,345	325,566
Machinery and equipment	2,134,306	2,064,525
Buildings and improvements	7,787,198	7,755,617
Navel orange orchards	10,800,430	10,623,019
Subtotal	21,168,235	20,886,397
Less: Accumulated depreciation	7,182,930	6,084,046
	13,985,305	14,802,351
Add: Construction in progress Total	—	305,680
Total	$13,985,305	$15,108,031
Depreciation expense was $1,146,412 and $1,116,727 for the years ended September 30, 2014 and 2013, respectively.